Convertible Debt (Details) - Convertible Debt - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Convertible Debt (Details) - Convertible Debt [Line Items]
Convertbile promissory notes	$ 234,777		$ 234,777		$ 0
Less: debt discount	(234,777)		(234,777)		0
Less: conversions			(9,189)		0
Add: amortization of debt discount	65,741	$ 0	118,314	$ 0	0	$ 0
Balance of convertible debt, net	109,125		109,125		0
Less: current portion	102,476		102,476		0	0
Long-term convertible debt, net	$ 6,649		$ 6,649		$ 0	$ 0